Fair Value Measurements (Other Assumptions) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deposits
Carrying amount of time deposits	$ 2,425,177,000	$ 2,068,184,000
Fair Value, Inputs, Level 3
Loans
Carrying amount of fixed rate performing loans	1,199,347,000	1,203,381,000
Estimated fair value of fixed rate performing loans	1,073,892,000	1,100,848,000
Deposits
Carrying amount of time deposits	2,425,177,000	2,068,184,000
Estimated fair value of time deposits	2,428,681,000	2,076,231,000
Fair Value, Inputs, Level 2
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	10,745,000	10,944,000
Estimated fair value of long-term FHLB borrowings	$ 10,745,000	$ 10,944,000